CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income	$ 3,086	$ 5,034	$ 6,066
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation	12,271	13,336	14,349
Equity losses/(gains) in unconsolidated joint ventures	173	(159)	18
Dividends from cumulative earnings of joint venture	0	141	0
Debt prepayment fees	2,713	0	0
Amortization and write off of deferred financing costs and debt discounts	4,555	2,862	4,726
Amortization of Right of use assets from operating leases	9,666	9,810	9,232
(Increase)/Decrease in:
Trade accounts receivable	34	(3,196)	(309)
Inventories	251	(68)	111
Deposit asset	2,000	0	0
Due from related parties	(600)	0	0
Prepayments and other	(180)	497	(231)
Increase/(Decrease) in:
Due to related parties	(1,448)	(3,479)	4,411
Accounts payable	2,167	564	(503)
Other non-current liabilities	0	0	(100)
Accrued liabilities	153	821	189
Unearned revenue	(2,053)	139	(415)
Operating lease liabilities	(6,357)	(8,980)	(8,611)
Net Cash provided by Operating Activities	26,431	17,322	28,933
Cash Flows used in Investing Activities:
Advances for vessels under construction (Note 4(b))	(9,310)	0	0
Advances for asset acquisition from related parties (Note 5)	(11,500)	(24,000)	0
Loan to related party (Note 5)	(9,000)	0	0
Repayment of loan from related party (Note 5)	9,000	0	0
Returns of investments in unconsolidated joint ventures (Note 16)	0	11,599	2,520
Net proceeds from vessel/vessel construction contract sales (Note 5)	19,500	0	0
Net Cash provided by/(used in) Investing Activities	(1,310)	(12,401)	2,520
Cash Flows from Financing Activities:
Proceeds from debt	207,000	153,000	82,000
Proceeds from short-term debt	0	28,000	0
Principal payments and prepayments of debt	(193,174)	(133,992)	(76,384)
Prepayments of short-term debt	0	(28,000)	0
Redemption of preferred shares	0	(43,916)	(26,293)
Proceeds from issuance of common stock	0	0	13,562
Proceeds from warrant exercises, net of fees	0	0	12
Equity offering issuance costs	(45)	(70)	(1,260)
Payment of financing costs	(1,806)	(3,314)	(1,668)
Dividends of preferred shares	0	0	(6,010)
Consideration paid in excess of purchase price over book value of assets, net of cash assumed	(22,751)	0	0
Cash retained by Rubico Inc. on spin off	(1,023)	0	0
Payment of debt prepayment fees (Note 12)	(2,713)	0	0
Repayment of Vessel fair value participation liability	0	(4,956)	0
Net Cash used in Financing Activities	(14,512)	(33,248)	(16,041)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(16)	0	0
Net increase/(decrease) in cash and cash equivalents and restricted cash	10,593	(28,327)	15,412
Cash and cash equivalents and restricted cash at beginning of year	11,629	39,956	24,544
Cash and cash equivalents and restricted cash at end of the year	22,222	11,629	39,956
Cash breakdown
Cash and cash equivalents	20,372	7,629	35,956
Restricted cash, current	0	1,000	0
Restricted cash, non-current	1,850	3,000	4,000
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid, net of capitalized interest	17,723	19,327	18,277
Finance fees included in Accounts payable/Accrued liabilities/Due to related parties	0	0	290
Equity issuance costs and warrant related costs included in liabilities	0	8	0
Deemed dividend on Series E Shares conversion (Note 15)	$ 0	$ 0	$ 22,426